RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Services received as requested by the Company	$ 1,278,000	$ 993,000	$ 765,000
Information technology-infrastructure and support services	62,000	60,000	67,000
Office rent	45,000	41,000	33,000
Exploration expenses and related reimbursement of third-party expenses incurred on behalf of the Company	329,000	193,000	136,000
Transactions with related party	$ 1,714,000	$ 1,287,000	$ 1,001,000